Income tax - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 258	$ 138	$ 19	$ 429
Deferred tax effect, equity	0	0	(809)
Tax expense (income) during the year recognized in Profit or Loss	139	121	398
Government loans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	7	(135)	142
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	142	(277)	96
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(133)	(28)	(49)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(105)	21	(72)
Lease contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	0	0
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	0	0	8
Cash flow hedge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(3)	(2)	2
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(1)	(4)	5
Remeasurement of non-monetary accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(487)	(171)	728
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(316)	(899)	831
Convertible debts and venture debt - liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	0	23
Deferred tax effect, equity	0	0	(809)
Tax expense (income) during the year recognized in Profit or Loss	0	(23)	(1,069)
Other provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(495)	(490)	(248)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(4)	(242)	62
From subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	258	138	19
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	139	119	0
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,111	826	(598)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	$ 284	$ 1,426	$ 537